OTHER BORROWINGS (Narrative) (Details) (USD $)	6 Months Ended			1 Months Ended		6 Months Ended	1 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 17, 2005 First Citizens (TN) Statutory Trust III [Member]	Jun. 30, 2014 First Citizens (TN) Statutory Trust III [Member]	Jun. 30, 2014 First Citizens (TN) Statutory Trust III [Member] London Interbank Offered Rate (LIBOR) [Member]	Mar. 31, 2007 First Citizens (TN) Statutory Trust IV [Member]	Jun. 30, 2014 First Citizens (TN) Statutory Trust IV [Member]	Jun. 30, 2014 First Citizens (TN) Statutory Trust IV [Member] London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Percent of ownership in subsidiary					100.00%			100.00%
Trust preferred securities issued				5,000			5,000
Trust preferred securities, liquidation amount				$ 1,000			$ 1,000
Proceeds from issuance of trust preferred securities				5,000,000			5,000,000
Interest rate on securities				4.84%		1.80%	7.10%		1.75%
Savings from refinance							92,500
Maximum Tier I Capital ratio	25.00%
Advances from the FHLB	49,300,000	40,900,000	38,400,000
Stated interest rate range, minimum	0.54%	0.54%
Stated interest rate range, maximum	7.05%	7.05%
Maturity range, minimum	2014	2014
Maturity range, maximum	2023	2023
Repayments upon exercise of call feature	14,000,000	14,000,000
Collateral value	408,000,000	392,000,000
Remaining borrowing capacity	$ 92,200,000	$ 100,500,000